Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.40%	1.70%
Rate of compensation increase	2.10%	2.20%
Foreign Plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.80%	4.50%
Rate of compensation increase	4.50%	4.60%